EQUITY ACCOUNTED INVESTMENTS - Gross Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	$ 12,795	$ 9,781
Non-current assets	38,956	17,537
Total assets	51,751	27,318
Current liabilities	11,024	9,016
Non-current liabilities	29,674	11,808
Total Liabilities	40,698	20,824
Equity to others ownership interest	7,261	3,531
Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Total assets	18,132	7,613
Infrastructure services
Disclosure Of Associates And Joint Ventures [Line Items]
Total assets	10,619	11,640
Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Total assets	22,742	7,650
Investments accounted for using equity method
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,811	818
Non-current assets	3,087	2,114
Total assets	4,898	2,932
Current liabilities	1,129	656
Non-current liabilities	1,817	1,112
Total Liabilities	2,946	1,768
Total net assets	1,952	1,164
Investments accounted for using equity method | Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	586	575
Non-current assets	1,057	478
Total assets	1,643	1,053
Current liabilities	515	451
Non-current liabilities	943	229
Total Liabilities	1,458	680
Total net assets	185	373
Investments accounted for using equity method | Infrastructure services
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	187	205
Non-current assets	1,287	1,359
Total assets	1,474	1,564
Current liabilities	128	179
Non-current liabilities	617	747
Total Liabilities	745	926
Total net assets	729	638
Investments accounted for using equity method | Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,038	38
Non-current assets	743	277
Total assets	1,781	315
Current liabilities	486	26
Non-current liabilities	257	136
Total Liabilities	743	162
Total net assets	$ 1,038	$ 153